AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON August 15, 2022

Securities Act Registration No. 333-178164
Investment Company Act Registration No. 811-22638

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

☐	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☐	Pre-Effective Amendment No. __
☒	Post-Effective Amendment No. 83

and/or

☐	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☒	Amendment No. 84

(Check appropriate box or boxes)

ARROW INVESTMENTS TRUST
(Exact Name of Registrant as Specified in Charter)
6100 CHEVY CHASE DR., SUITE 100
LAUREL, MD 20707
(Address of Principal Executive Offices)(Zip Code)
(301) 260-1001
(Registrant’s Telephone Number, including Area Code)
CORPORATION SERVICE COMPANY
251 LITTLE FALLS DRIVE
WILMINGTON, DE 19808
(Name and Address of Agent for Service)
With copy to:
JOANN M. STRASSER, THOMPSON HINE LLP
41 SOUTH HIGH STREET, SUITE 1700
COLUMBUS, OHIO 43215

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	On September 16, 2022 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment to its Registration Statement that was filed with effect on June 3, 2022, accession number 0001580642-22-002984 (Amendment No. 80). Amendment No. 80 to the Trust’s Registration Statement relates to the Arrow Tactical Bitcoin Strategy ETF. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 80 under the Securities Act of 1933, as amended and Amendment No. 81 under the Investment Company Act of 1940, as amended, filed June 3, 2022, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, State of Ohio, on the 15th day of August 2022.

Arrow Investments Trust

By:	/s/ JoAnn M. Strasser
JoAnn M. Strasser, Attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title
Robert S. Andrialis*	Trustee
Paul Montgomery*	Trustee
Thomas T. Sarkany*	Trustee
Joseph Barrato*	Trustee, President, and Principal Executive Officer
Sam Singh*	Treasurer and Principal Financial Officer

*By:	/s/ JoAnn M. Strasser
JoAnn M. Strasser, Attorney-in-fact

Dated: August 15, 2022